Additional disclosures in respect of guaranteed securities - Disclosure of Combined Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of information about consolidated structured entities [line items]
Revenue	£ 9,444	£ 6,941
Operating profit	2,239	1,492
Profit after tax from continuing operations	1,125	£ 376
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Other income from other subsidiaries	1,691
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Revenue	1,642
Operating costs	(1,454)
Operating profit	188
Other income and costs, including taxation	(173)
Profit after tax from continuing operations	£ 1,706